Pension and Other Postretirement Benefit Plans - Schedule of Fair Values of Pension Plan Assets by Asset Category (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Fair value of pension plan assets	$ 179.3	$ 67.2	$ 66.5
Investment Funds [Member] | U.S. Large Cap Equities [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Fair value of pension plan assets		5.4
Investment Funds [Member] | Non-U.S. Developed Markets Equities [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Fair value of pension plan assets	70.3	28.2
Investment Funds [Member] | Corporate Obligations [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Fair value of pension plan assets		27.8
Investment Funds [Member] | Fixed Income Obligations [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Fair value of pension plan assets	83.6
Other Investment [Member] | Other [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Fair value of pension plan assets	25.4	5.8
Level 1 [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Fair value of pension plan assets	153.9	67.2
Level 1 [Member] | Investment Funds [Member] | U.S. Large Cap Equities [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Fair value of pension plan assets		5.4
Level 1 [Member] | Investment Funds [Member] | Non-U.S. Developed Markets Equities [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Fair value of pension plan assets	70.3	28.2
Level 1 [Member] | Investment Funds [Member] | Corporate Obligations [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Fair value of pension plan assets		27.8
Level 1 [Member] | Investment Funds [Member] | Fixed Income Obligations [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Fair value of pension plan assets	83.6
Level 1 [Member] | Other Investment [Member] | Other [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Fair value of pension plan assets		5.8
Level 2 [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Fair value of pension plan assets	25.4
Level 2 [Member] | Investment Funds [Member] | U.S. Large Cap Equities [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Fair value of pension plan assets
Level 2 [Member] | Investment Funds [Member] | Non-U.S. Developed Markets Equities [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Fair value of pension plan assets
Level 2 [Member] | Investment Funds [Member] | Corporate Obligations [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Fair value of pension plan assets
Level 2 [Member] | Investment Funds [Member] | Fixed Income Obligations [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Fair value of pension plan assets
Level 2 [Member] | Other Investment [Member] | Other [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Fair value of pension plan assets	25.4
Level 3 [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Fair value of pension plan assets
Level 3 [Member] | Investment Funds [Member] | U.S. Large Cap Equities [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Fair value of pension plan assets
Level 3 [Member] | Investment Funds [Member] | Non-U.S. Developed Markets Equities [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Fair value of pension plan assets
Level 3 [Member] | Investment Funds [Member] | Corporate Obligations [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Fair value of pension plan assets
Level 3 [Member] | Investment Funds [Member] | Fixed Income Obligations [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Fair value of pension plan assets
Level 3 [Member] | Other Investment [Member] | Other [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Fair value of pension plan assets